Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Right-of-Use Assets and Operating Lease Liabilties [Abstract]
Weighted average incremental borrowing rate	3.49%	3.25%
Different regions rate	5.00%
Interest expense	$ 41,211	$ 125,245
Depreciation expense related to right-of-use assets	$ 1,064,623	$ 1,223,282